Non-controlling interests - Additional Information (Detail)			12 Months Ended
	Jul. 01, 2020 EUR (€) shares	Jun. 30, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 01, 2020 $ / shares
Statements [Line Items]
Ownership interests held by non-controlling interests		5.14%
Stock issued during period, value, new issues		€ 500,000	€ 0.01
Increase (decrease) through changes in noncontrolling interest		€ 500,000
Loss on non-controlling interest					€ 600,000
MD Anderson milestone compensation expense				€ 45,000
Restricted Stock Acquisition Agreement [Member]
Statements [Line Items]
Stock issued during period, shares, acquisitions | shares	697,431
ARYA [Member]
Statements [Line Items]
Par value per share | $ / shares						$ 15.15
Increase (decrease) through changes in noncontrolling interest	€ 500,000
MD Anderson [Member]
Statements [Line Items]
Number of shares exchanged in subsidiaries | shares	379,420